ACQUISITION OF GOLDSOURCE MINES INC.	12 Months Ended
Dec. 31, 2025
GOLDSOURCE MINES INC [Member]
Disclosure of detailed information about business combination [Line Items]
ACQUISITION OF GOLDSOURCE MINES INC. [Text Block]

7. ACQUISITION OF GOLDSOURCE MINES INC.

On July 3, 2024, the Company completed the acquisition of all the issued and outstanding common shares of Goldsource, by way of a plan of arrangement. In doing so, the Company acquired 100% of the Eagle Mountain Project, located in Guyana. Management determined that substantially all of the fair value of the gross assets acquired was concentrated in the Eagle Mountain Project and therefore accounted for the transaction as an asset acquisition. The former shareholders of Goldsource received 0.22 of a Mako common share for every one Goldsource share held (the "Exchange Ratio"). Additionally, the Company replaced the Goldsource options and warrants with equivalent Mako options and warrants with the number of such securities issuable and exercise prices adjusted by the 0.22 Exchange Ratio.

Total purchase price was determined as follows:

$
Fair value of 13,159,860 common shares issued (C$3.34 per share)	32,049
Fair value of Mako replacement stock options granted(1)	1,461
Fair value of Mako replacement warrants issued (2)	723
External legal and advisory fees and due diligence costs	829
35,062

(1) The replacement stock options have been valued using the Black-Scholes option pricing model based on a risk-free interest rate ranging from 3.57% to 4.05%, an expected volatility of between 26.90% and 69.44%, and expected average life of up to 4.42 years.

(2) The replacement warrants have been valued using the Black-Scholes option pricing model based on a risk-free interest rate of 4.05%, an expected volatility of 57.55%, and expected life of 0.88 years.

The purchase price was allocated based on the relative fair value of the assets acquired and liabilities assumed as follows:

Fair value of net assets acquired and (liabilities) assumed	As at July 3, 2024
Assets acquired and liabilities assumed:
Cash	$517
Amounts receivable and prepaid expenses	454
Building, vehicles and equipment	402
Mining interest	37,685
Less:
Accounts payable and accrued liabilities	(1,225)
Reclamation and rehabilitation obligation	(1,265)
Wexford Bridge Loan and accrued interest	(1,506)
$35,062

As part of the liabilities assumed in the Goldsource Transaction, the Company also assumed a loan of C$2,000 from the Wexford Lenders (the "Wexford Bridge Loan"). The Wexford Bridge Loan was unsecured and incurred interest at a rate of 12% per annum, payable semi-annually, and matured on March 26, 2025.

On July 22, 2024, the Company extinguished the Wexford Bridge Loan with a payment of $1,514 (C$2,077).